RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) GWh MWh Bcf MMBbls	Dec. 31, 2022 USD ($) GWh MMBbls Bcf	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Minimum
Derivative [Line Items]
Notional amount, life (in years)	15 years		15 years
Maximum
Derivative [Line Items]
Notional amount, life (in years)	20 years		20 years
Commodities | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | MWh	50
Foreign exchange
Derivative [Line Items]
Notional amount	$ 4,978	$ 5,997	$ 20,000	$ 9,747
Interest rate
Derivative [Line Items]
Notional amount	$ 2,000	$ 1,600	$ 0
Power
Derivative [Line Items]
Notional amount, energy (gwh) | MWh	50
Power | Minimum
Derivative [Line Items]
Notional amount, life (in years)	15 years		15 years
Power | Maximum
Derivative [Line Items]
Notional amount, life (in years)	20 years		20 years
Power | Commodities | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	9,209	673
Natural Gas | Commodities | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	50
Natural Gas | Commodities | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf		96
Liquids | Commodities | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls		11
Liquids | Commodities | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	(7)